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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2012

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian                Mount Kisco, NY   05/09/12
-------------------------------------   ---------------   --------
             [Signature]                 [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
----------------------   ---------------------------
28-___________________   ___________________________
[Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              86
Form 13F Information Table Value Total:   3,825,752,000
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

[Repeat as necessary.]

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
      ITEM 1:         ITEM 2:      ITEM 3     ITEM 4:          ITEM 5:         ITEM 6:     ITEM 7:            ITEM 8:
------------------ ------------- --------- ------------- ------------------- ---------- ------------ -------------------------
                                                                                                     VOTING AUTHORITY (SHARES)
                      TITLE OF     CUSIP    FAIR MARKET  SHARES OR  SH/ PUT/ INVESTMENT   MANAGERS   -------------------------
NAME OF ISSUER         CLASS       NUMBER  VALUE (X1000)  PRN AMT  PRIN CALL DISCRETION SEE INSTR. V  A) SOLE  B)SHARED C)NONE
------------------ ------------- --------- ------------- --------- ---- ---- ---------- ------------ -------- --------- ------
Affiliated
  Managers         Common Stocks 008252108        713.00     6,375 SH      0 SOLE                           0         0      0
Airgas             Common Stocks 009363102        923.00    10,375 SH      0 SOLE                           0         0      0
Allergan           Common Stocks 018490102    168,965.00 1,770,562 SH      0 SOLE                      52,274   330,094    244
American Express   Common Stocks 025816109     37,380.00   646,048 SH      0 SOLE                      19,192   121,879     90
Ansys              Common Stocks 03662Q105        914.00    14,050 SH      0 SOLE                           0         0      0
Apple Computer     Common Stocks 037833100    406,598.00   678,171 SH      0 SOLE                      18,505   116,802     87
Aruba Networks     Common Stocks 043176106        653.00    29,295 SH      0 SOLE                           0         0      0
Autodesk           Common Stocks 052769106        622.00    14,695 SH      0 SOLE                           0         0      0
Baidu Inc.         ADR           056752108    100,433.00   688,986 SH      0 SOLE                      15,892   100,623     74
BE Aerospace       Common Stocks 073302101        939.00    20,215 SH      0 SOLE                           0         0      0
Beijing
  Enterprises      ADR           07725Q200        250.00     4,100 SH      0 SOLE                           0         0      0
Cardtronics        Common Stocks 14161H108        609.00    23,185 SH      0 SOLE                           0         0      0
Celgene            Common Stocks 151020104    236,775.00 3,054,373 SH      0 SOLE                      84,691   534,906    397
Check Point        Non-US
  Software         Incorp.Common
                   Stock         M22465104        423.00     6,620 SH      0 SOLE                           0         0      0
China Shenhua
  Energy Company   ADR           16942A302        234.00     5,550 SH      0 SOLE                           0         0      0
Cognizant
  Technology
  Solutions        Common Stocks 192446102    169,989.00 2,209,086 SH      0 SOLE                      64,904   409,695    303
Core Laboratories  Non-US
                   Incorp.Common
                   Stock         N22717107        685.00     5,205 SH      0 SOLE                           0         0      0
Danone S.A.        ADR           23636T100      9,149.00   656,834 SH      0 SOLE                         543    23,506      0
Discovery
  Communications   Common Stocks 25470F104    114,537.00 2,263,571 SH      0 SOLE                      58,400   362,968    273
Dollar General     Common Stocks 256677105    136,245.00 2,949,029 SH      0 SOLE                      86,563   549,696    408
DSW                Common Stocks 23334L102        607.00    11,080 SH      0 SOLE                           0         0      0
Ecolab             Common Stocks 278865100     74,783.00 1,211,640 SH      0 SOLE                      35,632   224,990    166
EMC Corp           Common Stocks 268648102     82,814.00 2,771,555 SH      0 SOLE                      83,489   517,205    384
F5 Networks        Common Stocks 315616102    114,429.00   847,869 SH      0 SOLE                      25,319   159,675    119
Family Dollar
  Stores           Common Stocks 307000109     60,287.00   952,700 SH      0 SOLE                      27,015   168,219    124
Foot Locker        Common Stocks 344849104        289.00     9,310 SH      0 SOLE                           0         0      0
Franklin Resources Common Stocks 354613101     97,819.00   788,670 SH      0 SOLE                      23,247   146,842    109
FX Alliance        Common Stocks 361202104        511.00    32,570 SH      0 SOLE                           0         0      0
General Electric   Common Stocks 369604103    174,075.00 8,673,365 SH      0 SOLE                     238,947 1,510,897  1,119
GNC Holdings       Common Stocks 36191G107        925.00    26,500 SH      0 SOLE                           0         0      0
Google             Common Stocks 38259P508     89,952.00   140,278 SH      0 SOLE                       4,129    25,945     19
Henry Schein       Common Stocks 806407102        607.00     8,015 SH      0 SOLE                           0         0      0
Hologic            Common Stocks 436440101        374.00    17,355 SH      0 SOLE                           0         0      0
IHS Inc            Common Stocks 451734107        603.00     6,435 SH      0 SOLE                           0         0      0
Intercontinental
  Exchange         Common Stocks 45865V100        631.00     4,590 SH      0 SOLE                           0         0      0
Intuitive Surgical Common Stocks 46120E602     94,241.00   173,956 SH      0 SOLE                       5,108    32,362     24
IPG Photonics      Common Stocks 44980X109        564.00    10,840 SH      0 SOLE                           0         0      0
Keycorp            Common Stocks 493267108        655.00    77,080 SH      0 SOLE                           0         0      0
Las Vegas Sands    Common Stocks 517834107    116,438.00 2,022,549 SH      0 SOLE                      60,431   381,582    283
Marsh & McLennan   Common Stocks 571748102        905.00    27,600 SH      0 SOLE                           0         0      0
Medidata Solutions Common Stocks 58471A105        259.00     9,715 SH      0 SOLE                           0         0      0
Monotype Imaging   Common Stocks 61022P100        663.00    44,515 SH      0 SOLE                           0         0      0
Monsanto           Common Stocks 61166W101    114,567.00 1,436,403 SH      0 SOLE                      42,386   267,692    198

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
National Oilwell
  Varco            Common Stocks 637071101        787.00     9,900 SH      0 SOLE                           0         0      0
NetApp             Common Stocks 64110D104     93,129.00 2,080,154 SH      0 SOLE                      61,504   390,715    290
Nike               Common Stocks 654106103        490.00     4,515 SH      0 SOLE                           0         0      0
Nuance
  Communications   Common Stocks 67020Y100        418.00    16,350 SH      0 SOLE                           0         0      0
OpenTable          Common Stocks 68372A104        498.00    12,295 SH      0 SOLE                           0         0      0
Philip Morris
  International    Common Stocks 718172109    132,596.00 1,496,393 SH      0 SOLE                      46,883   290,249    220
Praxair            Common Stocks 74005P104     88,885.00   775,344 SH      0 SOLE                      23,084   145,291    108
Priceline.com      Common Stocks 741503403    157,571.00   219,611 SH      0 SOLE                       6,424    40,698     30
Radware Ltd        Non-US
                   Incorp.Common
                   Stock         M81873107        694.00    18,530 SH      0 SOLE                           0         0      0
Riverbed
  Technology       Common Stocks 768573107        246.00     8,750 SH      0 SOLE                           0         0      0
Ross Stores        Common Stocks 778296103        385.00     6,630 SH      0 SOLE                           0         0      0
SABMiller          ADR           78572M105     87,630.00 2,185,003 SH      0 SOLE                      69,548   440,365    326
Salix
  Pharmaceuticals  Common Stocks 795435106      1,041.00    19,820 SH      0 SOLE                           0         0      0
Schlumberger       Non-US
                   Incorp.Common
                   Stock         806857108    136,372.00 1,950,124 SH      0 SOLE                      58,185   366,028    273
Scripps Networks   Common Stocks 811065101        623.00    12,795 SH      0 SOLE                           0         0      0
Shire PLC          ADR           82481R106    162,271.00 1,712,628 SH      0 SOLE                      51,579   325,624    241
Sohu.com           Common Stocks 83408W103        478.00     8,665 SH      0 SOLE                           0         0      0
Starbucks          Common Stocks 855244109     48,623.00   869,974 SH      0 SOLE                      25,408   159,938    119
Superior Energy
  Services         Common Stocks 868157108        697.00    26,445 SH      0 SOLE                           0         0      0
Swatch Group       ADR           870123106        313.00    13,600 SH      0 SOLE                           0         0      0
Syntel             Common Stocks 87162H103        512.00     9,145 SH      0 SOLE                           0         0      0
Tencent Holdings   ADR           88032Q109    103,300.00 3,702,899 SH      0 SOLE                     109,329   691,847    514
The Cheesecake
  Factory          Common Stocks 163072101        588.00    20,015 SH      0 SOLE                           0         0      0
The Cooper
  Companies        Common Stocks 216648402        509.00     6,225 SH      0 SOLE                           0         0      0
Time Warner Cable  Common Stocks 88732J207      5,566.00    68,300 SH      0 SOLE                           0         0      0
Transdigm Group    Common Stocks 893641100        420.00     3,625 SH      0 SOLE                           0         0      0
United Parcel
  Service          Common Stocks 911312106        517.00     6,400 SH      0 SOLE                           0         0      0
VanceInfo
  Technologies     ADR           921564100        392.00    32,585 SH      0 SOLE                           0         0      0
VeriFone Systems   Common Stocks 92342Y109        729.00    14,050 SH      0 SOLE                           0         0      0
Visa               Common Stocks 92826C839    243,025.00 2,059,536 SH      0 SOLE                      53,836   340,857    253
Vitamin Shoppe     Common Stocks 92849E101        766.00    17,330 SH      0 SOLE                           0         0      0
Waddell & Reed
  Financial        Common Stocks 930059100        609.00    18,785 SH      0 SOLE                           0         0      0
Walt Disney
  Company          Common Stocks 254687106     74,157.00 1,693,858 SH      0 SOLE                      50,719   319,707    237
Wright Express     Common Stocks 98233Q105        672.00    10,380 SH      0 SOLE                           0         0      0
Wynn Macau         ADR           98313R106      2,953.00   101,011 SH      0 SOLE                           0         0      0
Yum! Brands        Common Stocks 988498101     63,256.00   888,692 SH      0 SOLE                      26,678   167,995    124
  COLUMN TOTAL$                             3,825,752.00